Fair value measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Text block1 [abstract]
Fair value measurement
24.	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants at the measurement date. A three-level hierarchy is used to measure fair value, as shown below:

◾	Level 1—Quoted prices (unadjusted) in active markets for identical assets and liabilities.

◾	Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

◾	Level 3—Inputs for the assets and liabilities that are not based on observable market data (that is, unobservable inputs).

The financial investments whose fair value adjustments is classified as Level 1.

There were no transfers between Levels 1, 2 and 3 during the three-month period ended March 31, 2018.

26.	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants at the measurement date. A three-level hierarchy is used to measure fair value, as shown below:

◾	Level 1 – Quoted prices (unadjusted) in active markets for identical assets and liabilities.

◾	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

◾	Level 3 – Inputs for the assets and liabilities that are not based on observable market data (that is, unobservable inputs).

At December 31, 2017 and 2016, PagSeguro Group had financial investments whose fair value adjustments is classified as Level 1. PagSeguro Group did not have any other assets measured at fair value in 2017 and 2016.

At December 31, 2016, derivative liabilities measured at fair value are classified as Level 2.

There were no transfers between Levels 1, 2 and 3 during the year.